LEASES - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Leases [Abstract]
Operating lease cost	$ 868,082	$ 769,806
Variable lease cost	213,078	187,087
Sublease income	(17,061)	(16,804)
Total	$ 1,064,099	$ 940,089